Shareholders' equity, Other Reserves - Composition (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Other reserves [Abstract]
Share based payment reserve	$ 4,897	$ 6,589
Hedging reserve	8,399	7,826
Capital reserve	480,899	480,270
Translation reserve	108	127
Fair value reserve	58,278	(26,051)
Total	$ 552,581	$ 468,761